VictoryShares Pioneer Asset-Based Income ETF Investment Strategy - VictoryShares Pioneer Asset-Based Income ETF	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund seeks an attractive total return by investing primarily in “asset-based income investments.” Asset-based income investments include debt instruments that are collateralized by specific assets (e.g., collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), commercial mortgage-backed securities (“CMBS”), and asset-backed securities (“ABS”)). Asset-based income investments also include debt instruments whose cash flows are derived from, or are connected to, the performance of specific underlying assets (e.g., credit risk transfer securities (“CRTs”) and credit linked notes (“CLNs”)). The Adviser applies an asset-based credit underwriting process to seek diverse credit exposures to various areas outside of the corporate credit markets as well as diverse credit exposures outside of traditional fixed income benchmarks. For example, the Fund seeks to invest in liquid asset-based income investments that have exposure to privately issued loans and obligations (e.g., ABS that are backed by consumer loans, equipment loans, retail installment contracts; CMOs backed by loans made by specialty non-bank residential and commercial mortgage lenders; and CLOs backed by loans made by private credit lenders). The Fund seeks to provide an attractive total return primarily through high current income and secondarily through capital appreciation.Under normal circumstances, the Fund invests at least 80% of its net assets in various U.S. dollar-denominated asset-based income investments. Asset-based income investments include, but are not limited to, securitized assets, such as ABS, including private and multi-class structures, pass-through certificates, residual certificates, and other instruments secured by financial, physical, and/or intangible assets (e.g., receivables or pools of receivables). These instruments also include agency and non-agency mortgage-backed securities (“MBS”), CMBS of various types, as well as debt and equity tranches of collateralized debt obligations (“CDOs”), CMOs, and CLOs. The Fund intends to invest in CMOs backed by both residential and commercial mortgages. The Fund also intends to invest in CLOs backed by loans, including CLOs backed by private credit loans (“Private Credit CLOs”) and loans made to medium sized borrowers (“Middle Market CLOs”). CLOs, CMOs, and ABS may be considered to be types of CDOs. The Fund intends to invest in these security types without any specific restriction. Across these security types, the Fund intends to invest in lower-rated tranches without any specific restriction, including below investment grade (i.e., securities rated lower than Baa3/BBB-) and unrated securities. The Fund does not intend to invest directly in private credit. The Fund intends to invest in private credit indirectly through securities that are collateralized by private credit exposure, such as Private Credit CLOs and Middle Market CLOs. Asset-based income investments also include CRTs, synthetic risk transfers (“SRTs”), and CLNs whose cash flows are connected to the performance of pools of assets, and loans as well as privately placed securities secured by specific assets. Derivative instruments that provide exposure to asset-based income investments or have similar economic characteristics may be used to satisfy the Fund’s 80% policy.The Fund will invest in a broad range of issuers and segments of the debt markets. Debt securities may include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, those of U.S. and non-U.S. governmental entities (including government agencies and instrumentalities), secured and unsecured loans and other floating rate securities, subordinated debt securities, preferred securities, insurance-linked securities, certificates of deposit, money market securities, securities of other investment companies (including mutual funds, exchange-traded funds and closed-end funds) that invest primarily in debt securities, and cash, cash equivalents and other short-term holdings. The Fund intends to focus its portfolio investments in non-investment-grade debt securities. Generally, debt securities rated below the four highest credit grades by a public rating agency (or of equivalent quality if not publicly rated) are considered “below-investment-grade,” “high-yield,” or “junk” securities.The Fund may invest in securities of issuers in any market sector, industry, or market capitalization range. The Fund may also invest in Treasury Inflation Protected Securities (“TIPS”), and other inflation-linked debt securities.The Fund has no limit as to the maturity or duration of the securities in which it invests and maintains an average portfolio duration that varies based upon the judgment of the Fund’s investment adviser. The Fund invests in investments that feature fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind, and auction rate features.The Fund will invest in portfolio securities without limit in securities of any rating. Investment in securities of below-investment-grade quality, commonly referred to as “junk bonds,” involves substantial risk of loss.The Fund may invest in securities that are subordinated or “junior” to more senior securities of the issuer, including residual or equity tranches of securitized asset instruments.When the Adviser believes it is appropriate, the Fund will invest in derivative instruments, including, among other things, interest rate futures and credit default swaps. The Fund may use derivatives to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to seek event-linked exposure; to attempt to increase the Fund's return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The Fund also may hold cash or other short-term investments.The Fund’s investment objective and investment strategies are non-fundamental, and the Fund’s Board of Trustees (the “Board”) may change the investment objective without shareholder approval upon 60 days’ prior written notice to shareholders. Asset-based income investments that provide exposure to the private credit markets include securities collateralized by income streams from privately issued loans. While these privately issued loans generally pay higher returns, they involve greater risk because the borrowers generally are smaller companies and may be less credit-worthy than other larger or seasoned businesses.Agency MBS are issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored enterprises, including mortgage pass-through securities representing interests in pools of mortgage loans issued or guaranteed by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), or the Federal Home Loan Mortgage Corporation (“FHLMC”). Although securitized asset instruments typically represent pools of loans, in some cases they may consist of one large loan that is securitized and sold to capital market investors. At any given time, the Fund may have invested a substantial amount of its assets in any sector or subsector of the securitized asset markets. The Fund will concentrate its investments in mortgage-related securities. These investments may be structured such that payments consist of interest-only (“IO”), principal-only (“PO”) or principal and interest. The Fund may also invest in structured investments including credit linked notes (“CLNs”), adjustable rate mortgage loans (“ARMs”), and custodial receipts. The Fund may invest a substantial amount of its assets in “sub-prime” mortgage-related securities. The Fund also may invest in mortgage pass-through securities including securities eligible to be sold on the “to-be-announced” or TBA market. The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. MBS include credit risk transfer securities, which transfer the credit risk related to the MBS to the buyer of the security. Credit risk transfer securities are fixed or floating-rate unsecured general obligations issued by FNMA, FHLMC, or other government sponsored or private entities.The Fund’s investments in mortgage-related securities may include instruments, the underlying assets of which allow for balloon payments (where a substantial portion of a mortgage loan balance is paid at maturity, which can shorten the average life of the mortgage-backed instrument) or negative amortization payments (where as a result of a payment cap, payments on a mortgage loan are less than the amount of principal and interest owed, with excess amounts added to the outstanding principal balance, which can extend the average life of the mortgage-backed instrument).In selecting investments, the Adviser integrates fundamental analysis of individual investments and their sectors with a top-down view of the macroeconomic landscape. The Adviser uses a research oriented, value-driven approach to identify investments that it believes will perform well over market cycles in terms of income, total return and risk characteristics. The Adviser seeks to add value over the course of market cycles by identifying specific opportunities, including cyclical opportunities, with the potential for attractive risk-adjusted returns. The Adviser considers such factors as yield, interest rate risk, liquidity, instrument structure, credit and asset quality, perceived risk relative to other risk assets, and supply/demand technicals. In selecting among investments, the Adviser considers the relative value of particular investments. The Adviser also may employ sector rotation, which refers to the shifting of investments from one or more sectors or subsectors into one or more other sectors or subsectors.In addition to investment-specific factors, the Adviser considers broad economic factors in constructing a portfolio designed to achieve the Fund’s investment objective. In assessing the appropriate quality, sector weightings and duration of the portfolio, the Adviser considers a variety of factors that are expected to influence economic activity and interest rates.The Adviser may sell a portfolio security when it believes the security no longer will contribute to meeting the Fund’s investment objective. The Adviser makes that determination based on the same criteria it uses to select portfolio securities.The Fund is “actively managed” and does not seek to replicate the composition or performance of any particular index. Accordingly, the portfolio managers have discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective. Immediately after commencement of operations, the Fund will invest most of its assets in cash and U.S. government securities until it can fully deploy its assets in a manner consistent with its investment objective and principal investment strategies. During this “ramp-up” period, the Fund will not necessarily comply with its investment objective or principal investment strategies.